LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
LOANS AND BORROWINGS
Schedule of loans and borrowings

	2022	2021
Non-current liabilities	£’000	£’000
Issued debt - bond (a)	31,356	26,908
Galaxy loan (b)	19,183	—
Mortgages - Quebec facilities (c)	2,309	3,391
Lease liability	448	370
Total	53,296	30,669
Current liabilities
Galaxy loan (b)	8,819	22,239
Mortgages- Quebec facilities (c)	805	1,152
Lease liability	4	7
Total	9,628	23,398